                                              Rule 497(d)
                                              Reg. No. 333-63965



                       National Municipal Trust Series 194


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.